Business Combination, Significant Transaction and Sale of Business (Details 11) - Shavit Software (2009) Ltd [Member] - USD ($) $ in Thousands		Dec. 31, 2017	Oct. 31, 2016
Disclosure of detailed information about business combination [line items]
Net Assets, excluding cash acquired	[1]		$ 533
Intangible assets	[1]		3,489
Deferred tax liabilities		$ (924)	(871)	[1]
Goodwill	[1]		3,685
Total assets acquired net of acquired cash	[1]		$ 6,836

[1]	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2017 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. Magic's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. Magic expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.